Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment

(9)   Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2022 and 2021 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2022 and 2021 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2022, the Group has capitalized interests for a total amount of Euros 25,184 thousand (Euros 18,636 thousand in 2021) (see note 26).

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2022 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2022 amount to Euros 6,817 thousand (losses of Euros 2,720 thousand in 2021).

c)	Self - constructed property, plant and equipment

At 31 December 2022 the Group has recognized Euros 87,656 thousand as self -constructed property, plant and equipment (Euros 87,885 thousand at 31 December 2021).

d)	Purchase commitments

At 31 December 2022 the Group has property, plant and equipment purchase commitments amounting to Euros 41,680 thousand (Euros 40,596 thousand at 31 December 2021).

e)	Impairment testing

As a result of the reorganization of the USA donor center network, an impairment for some tangible assets allocated to the relocated donor centers has been recognized for a total amount of Euros 5.7 million as an expense in the consolidated statement of profit and loss for 2022.

As a result of the discontinuation of the Blood Collection Systems activity, an impairment for some of the tangible assets allocated to this business activity was recognized for a total amount of Euros 11.5 million as an expense in the consolidated statement of profit and loss for 2021.

Impairment testing for the tangible assets has been analyzed by calculating its recoverable amount based on their fair value.

f)Transfers

At 31 December 2022, transfers include the reclassification of Euros 5,159 thousand to “non-current assets held for sale” related to agreement that the Group has reached for the sale of the installations owned by Grifols Brasil, Lda.